Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

16.    Related Party Transactions

Secured convertible debenture

On November 3, 2021 (the “Issuance Date”), the Company entered into an agreement with Halo in which the Company issued Halo a secured convertible debenture with an initial value of $6,559,294. The notes were convertible into common shares of the Company’s capital receiving the number of shares, at its current market price, required to satisfy the principal and interest payable. The obligation to convert the note within six months of the Issuance Date is triggered by (a) an initial public offering by the Company on a stock exchange; (b) an amalgamation, arrangement, merger, reverse takeover, reorganization or similar event; (c) a sale or conveyance of all or substantially all of the property and assets of the Company to any arm’s length third party for consideration consisting of free trading securities and the subsequent distribution of all of such consideration to all of the holders of common shares, on a pro rata basis; (d) the sale or exchange of all or substantially all of shares of the Borrower for free trading securities. The debt bears interest at one percent per annum, matures on November 3, 2022 and is secured by all of the assets of the Company other than the interests in the securities of Bophelo Bio Science and Wellness (Pty) Ltd. and ranks ahead of all other debt issued by the Company. On March 15, 2022, upon completion of the Company’s initial public offering, the Company issued 164,574 common shares to Halo Collective, Inc. (“Halo”) at a price of $40 each to settle the principal amount of $6,559,294 plus accrued interest $23,686 owing to Halo in terms of a convertible debenture agreement, which totaled $6,582,980 at the time of conversion (see note 15(b)(iii)).

Unsecured debenture

On January 26, 2023, the Company issued a promissory note to Halo for a principal amount of $328,000 (the “Halo Note”). The Halo Note bears an interest rate of 7% per annum and has matured on June 25, 2023. If the amount payable is due, whether at stated maturity, by acceleration or otherwise, the overdue amount shall bear and accrue an interest rate of 1.25%. On July 25, 2023, the Company and Halo entered into a Note Conversion Agreement to convert and settle $360,960 of the total remaining outstanding balance, including accrued interest, under the Halo Note into 582,193 common shares of the Company at $0.62 per share (note 15).

During the year ended December 31, 2023, the Company received additional loans from Halo in the aggregate principal amount of $1,192,953. These loans are unsecured and bears the same interest rate of 7% per annum and have no specific terms of repayment. As of December 31, 2023, the outstanding balance, including accrued interest and other payables owing to Halo was $1,420,963.

Transactions with Key Management Personnel

The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.

For the years ended December 31,	2023	2022
Key Management Remuneration	$522,669	$3,572,602
Stock-based compensation	—	898,640
	$522,669	$4,471,242

The Key Management remuneration is included in Professional and Consulting fees and Personnel Expenses in the Statement of Operations.

As of December 31, 2023, the Company has balances payable to related parties of $2,255,522 (2022 — $679,617) as below:

a.      Included within accounts payable and accrued liabilities at December 31, 2023 is remuneration payable to key management totaling $889,367 (2022 — $679,617), which includes amounts owing to the following current and former directors and officers of the Company:

•        current directors and officers:

i.       $99,051 owing to J Dhaliwal (2022 — $nil);

ii.      $81,384 owing to K Field (2022 — $nil);

iii.     $81,384 owing to H Singh (2022 — $nil);

iv.      $81,384 owing to D Jenkins (2022 — $nil); and

v.       $375,445 owing to K. Sidhu (2022 — $nil).

•        former directors and officers:

i.       $85,733 owing to T Scott (2022 — $507,326);

ii.      $28,196 owing to Y. Liang (2022 — $nil)

iii.     $nil owing to T Virk (2022 — $15,092);

iv.      $nil owing to T Flow (2022 — $49,617);

v.       $nil owing to Dr. Akkar-Schenkl (2022 — $17,223);

vi.     $nil owing to L Mojela (2022 — $15,092);

vii.    $8,417 owing to P Van den Berg (2022 — $16,344);

viii.   $15,418 owing to C Kié (2022 — $22,335);

ix.     $8,333 owing to G Jones (2022 — $10,379);

x.      $10,039 owing to P Freyre (2022 — $7,619);

xi.     $8,333 owing to G Dingaan (2022 — $10,379); and

xii.    $6,250 owing to B Baker (2022 — $8,211).

b.      The sole director and officer of RPK, Kiranjit Sidhu is also the owner of Catalyst Capital LLC (“Catalyst”).

i.       On November 14, 2022, the Company received a loan of £25,000 ($30,224) from Catalyst. The loan is unsecured and bears interest of £200 per week. The loan has matured on January 31, 2023 and is due on demand. Any unpaid amount is charged with late fees of £200 for each week the payment is late. As of December 31, 2023, the loan balance including accrued interest of $46,811 (2022 — $30,224) remains outstanding.

ii.      On January 17, 2023, the Company received an additional loan of €45,000 ($48,666) from Catalyst. The loan is unsecured and bears interest of 0.75% per day, compounding daily. The loan has matured on February 1, 2023 and is due on demand. Any unpaid amount is charged with late fees of 1% compounding interest for each day the payment is late. During the year ended December 31, 2023, the lender has willingly forgone any interest arising from this loan. As of December 31, 2023, the loan balance of $49,664 (2022 — $nil) remains outstanding.

iii.     On January 23, 2023, the Company entered into an independent contractor agreement with Mr. Sidhu, pursuant to which, he agreed to provide services regarding the business operations, business development and strategic matters to the Company for $550,000. The payment for the services was settled by the issuance of 289,473 RSU converted to 289,473 common shares of the Company to Mr. Sidhu in January 2023.

iv.      On February 5, 2023, the Company entered into another independent contractor agreement with Mr. Sidhu, pursuant to which, he agreed to provide services regarding the business operations, business development, legal and strategic matters to the Company for $650,000. The payment for the services was partially settled by the issuance of 161,295 RSUs converted to 161,295 common shares in May 2023 and 140,746 RSUs converted to 140,746 common shares in July 2023. As of December 31, 2023, the balance of the payment is $350,395, and is recorded under due to related parties’ account.

c.      The Company has the following loans outstanding to 1248787 B.C. Ltd. (“1248787”), a company controlled by Jatinder Dhaliwal, a director of the Akanda:

i.       On August 18, 2023, the Company received a loan of C$24,000 ($17,714) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. As of December 31, 2023, the loan balance including accrued interest of $19,306 (2022 — $nil) remains outstanding.

ii.      On September 27, 2023, the Company received a loan of C$3,000 ($2,219) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. As of December 31, 2023, the loan balance including accrued interest of $2,369 (2022 — $nil) remains outstanding.

iii.     On October 13, 2023, the Company received a loan of C$40,000 ($29,258) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. As of December 31, 2023, the loan balance including accrued interest of $31,346 (2022 — $nil) remains outstanding.

d.      The Company has the following loans transactions with Halo, a company controlled by Katharyn Field, the executive director and interim CEO of the Akanda:

On January 26, 2023, the Company issued a promissory note to Halo for a principal amount of $328,000. The note bears an interest rate of 7% per annum and matured on June 25, 2023. During the year ended December 31, 2023, the Company entered into a note conversion agreement and settled this loan through the issuance of 582,193 common shares (note 15).

During the year ended December 31, 2023, the Company received additional loans from Halo in the aggregate principal amount of $1,192,953. These loans are unsecured and bears the same interest rate of 7% per annum and have no specific terms of repayment. As of December 31, 2023, the outstanding balance, including accrued interest of $54,808 recorded under loans account and other payables owing to Halo, of $1,420,963 remains outstanding.

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.